Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 646	$ (70)	$ (2,688)
Currency translation adjustment	(2,032)	878	2,744
Net change in fair value of derivatives	(67)	(17)	94
Subsidiary minimum pension liability	43	(145)	(220)
Ending balance	(1,410)	646	(70)
Accumulated comprehensive income (loss) to earnings from re-measurement of non-U.S. denominated debt	(86)	(14)
Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,226	348	(2,396)
Currency translation adjustment	(2,032)	878	2,744
Ending balance	(806)	1,226	348
Derivative Instruments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	60	77	(17)
Net change in fair value of derivatives	(67)	(17)	94
Ending balance	(7)	60	77
Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(640)	(495)	(275)
Subsidiary minimum pension liability	43	(145)	(220)
Ending balance	$ (597)	$ (640)	$ (495)